Other Receivables, Net - Schedule of Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of Other Receivables, Net [Abstract]
Receivables from staff	[1]	¥ 2,174	¥ 4,294
Deposits related to short-term leases		6,720	12,726
Consideration receivable from disposal of long-term investments	[1]	805,679
Amount receivable from a third party	[2]	100,749	5,229
Other		4,916	1,293
Sub-total		920,238	23,542
Allowance for current expected credit losses
Balance at the beginning of the year		(166)
Cumulative-effect adjustment upon adoption of ASU 2016-13			(75)
Current period provision for (reversal of) expected credit losses		140	(91)
Balance at the end of the year		(26)	(166)
Other receivables, net		¥ 920,212	¥ 23,376	$ 128,457

[1]	Amounts represented advances to staff or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.
[2]	Amount as of June 30, 2025 primarily represents the outstanding receivable from the divestiture of discontinued operations.